Accumulated Other Comprehensive Income (Loss), Net of Tax - Schedule of Accumulated Other Comprehensive Income (Loss), Net of Tax (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ 11,803	$ 801
Balance	11,156	11,803
Net Investment Hedge [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(521)	(331)
Reclassification	521
Other comprehensive income (loss) before reclassifications	0	(190)
Amounts reclassified out of accumulated other comprehensive income (loss)	0	0
Tax effects	0	0
Other comprehensive income (loss)	0	(190)
Balance	0	(521)
Currency Translation Differences [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	758	627
Reclassification	(521)
Other comprehensive income (loss) before reclassifications	(124)	131
Amounts reclassified out of accumulated other comprehensive income (loss)	0	0
Tax effects	0	0
Other comprehensive income (loss)	(124)	131
Balance	113	758
Change in Fair Value Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(2)	(2)
Other comprehensive income (loss) before reclassifications	0	(2)
Amounts reclassified out of accumulated other comprehensive income (loss)	(1)	2
Tax effects	1	0
Other comprehensive income (loss)	0	0
Balance	(2)	(2)
Net Actuarial Gain/(Losses) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(54)	(85)
Other comprehensive income (loss) before reclassifications	(22)	28
Amounts reclassified out of accumulated other comprehensive income (loss)	0	0
Tax effects	(5)	3
Other comprehensive income (loss)	(27)	31
Balance	(81)	(54)
Unrealized Gains/Losses Available-for Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	0	1
Other comprehensive income (loss) before reclassifications	6	(1)
Amounts reclassified out of accumulated other comprehensive income (loss)	0	0
Tax effects	(2)	0
Other comprehensive income (loss)	4	(1)
Balance	4	0
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	181	210
Reclassification	0
Other comprehensive income (loss) before reclassifications	(140)	(34)
Amounts reclassified out of accumulated other comprehensive income (loss)	(1)	2
Tax effects	(6)	3
Other comprehensive income (loss)	(147)	(29)
Balance	$ 34	$ 181